Net interest income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Costs to originate credit card balances	£ 698	£ 697	£ 596
Interest income on impaired financial assets accrued	40	48	53
Interest expense on lease liabilities	70	76
Interest expense	3,770	6,049	5,479
Net investment income	13	1,131	585
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	£ 99	25	1
Net investment income		£ 25	£ 1